Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid (“CAP”) to the Company’s Chief Executive Officer and President and principal executive officer (“PEO”) and our named executive officers (“NEOs”) and certain financial performance of the Company during the last three fiscal years ended December 31, 2025, 2024 and 2023.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss)
2025	$1,057,625	$492,900	$855,352	$1,666,376	$200	$(34,151,000)
2024	$2,280,114	$9,024,334	$356,803	$890,728	$135	$(31,140,000)
2023	$385,504	$658,700	$366,374	$248,490	$73	$(31,446,000)

(1)

Ms. Kennedy assumed the position of PEO effective January 1, 2024, replacing Mr. Scott Slater. The amounts shown are the amounts of total compensation reported for Ms. Kennedy as the current PEO for the years ended December 31, 2025 and 2024 and Mr. Slater as the former PEO for the year ended December 31, 2023 in the “Total” column of the Summary Compensation Table.

(2)	The amounts shown represent the amount of CAP to Ms. Kennedy as the current PEO for the years ended December 31, 2025 and 2024 and Mr. Slater as the former PEO for the year ended December 31, 2023, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year.

Adjustment To PEO Compensation, Footnote

In accordance with SEC rules, the following adjustments were made to the PEO total compensation for each year to determine CAP:

Footnote (2) - Table 1
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2025	$1,057,625	$(645,625)	$80,900	$492,900
2024	$2,280,114	$(1,400,655)	$8,144,875	$9,024,334
2023	$385,504	$(85,504)	$358,700	$658,700

(i)   Reported Value of Equity Awards represents salary amounts paid in equity plus the amounts reported in the “Stock Awards,” “Bonus” and “All Other Compensation” columns in the Summary Compensation Table for the applicable year.

(ii)   The equity award adjustments include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (3) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (4) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2025	$-	$303,400	$-	$(222,500)	$3,029,400	$80,900
2024	$6,760,000	$-	$1,384,875	$-	$-	$8,144,875
2023	$-	$-	$-	$358,700	$-	$358,700

(3)	The dollar amounts shown represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Ms. Kennedy, who served as our PEO in 2025 and 2024 and Mr. Slater, who served as our PEO from 2006 to 2023) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Ms. Kennedy in each of 2025 and 2024 and Mr. Slater in 2023) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Cathryn Rivera and Stanley Speer, and (ii) for 2023, Stanley Speer and Susan Kennedy. Ms. Rivera was only employed by the Company since September 2024.

(4)	The dollar amounts shown represent the average amount of CAP to the NEOs as a group (excluding Ms. Kennedy, who served as our PEO in 2025 and 2024 and Mr. Slater, who served as our PE from 2006 to 2023), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Ms. Kennedy in each of 2025 and 2024 and Mr. Slater in 2023) during the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 855,352	$ 356,803	$ 366,374
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,666,376	890,728	248,490
Adjustment to Non-PEO NEO Compensation Footnote

In accordance with the SEC rules, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Ms. Kennedy in each of 2025 and 2024 and Mr. Slater in 2023) for each year to determine the CAP, using the same methodology described above in Footnote 2:

Footnote (4) - Table 1
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$855,352	$(522,207)	$1,333,231	$1,666,376
2024	$356,803	$(131,039)	$664,964	$890,728
2023	$366,374	$(26,074)	$(91,810)	$248,490

(i)   The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2025	$986,238	$42,292	$330,750	$(26,049)	$-	$1,333,231
2024	$655,460	$-	$47,117	$(37,613)	$-	$664,964
2023	$-	$2,540	$-	$(94,350)	$-	$(91,810)

Total Shareholder Return Amount	$ 200	135	73
Net Income (Loss)	(34,151,000)	(31,140,000)	(31,446,000)
Ms. Kennedy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,057,625	2,280,114
PEO Actually Paid Compensation Amount	492,900	9,024,334
PEO Name				Ms. Kennedy
Mr. Scott Slater [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			385,504
PEO Actually Paid Compensation Amount			$ 658,700
PEO Name			Mr. Scott Slater
PEO | Ms. Kennedy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(645,625)	(1,400,655)
PEO | Ms. Kennedy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,900	8,144,875
PEO | Ms. Kennedy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,760,000
PEO | Ms. Kennedy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,400	0
PEO | Ms. Kennedy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,384,875
PEO | Ms. Kennedy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,500)	0
PEO | Ms. Kennedy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,029,400	0
PEO | Mr. Scott Slater [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (85,504)
PEO | Mr. Scott Slater [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			358,700
PEO | Mr. Scott Slater [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Scott Slater [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Scott Slater [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Scott Slater [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			358,700
PEO | Mr. Scott Slater [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(522,207)	(131,039)	(26,074)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,333,231	664,964	(91,810)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	986,238	655,460	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,292	0	2,540
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,750	47,117	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,049)	(37,613)	(94,350)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0